Right-of-Use Asset/Lease Liability (Details) - Schedule of Reconciliation of Liability Arising from Financing Activities	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Schedule of Reconciliation of Liability Arising from Financing Activities [Abstract]
Cash flows	RM (132,000)	$ (27,954)	RM (132,000)	RM (121,000)
- additions			280,288	222,984
- accretion of interest	10,307	$ 2,183	4,235	6,085
At the end of the year	RM (121,693)		RM 152,523	RM 108,069